[AMERICAN GENERAL
LIFE COMPANIES
LETTERHEAD APPEARS HERE]

                                              PAULETTA P. COHN
                                              ASSOCIATE GENERAL COUNSEL
                                              Direct Line (713) 831-8471
                                              FAX  (713) 831-5492
                                              E-mail: pcohn@aglife.com



                                 April 5, 1999

BY EDGAR
--------

U.S. Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549


               RE:  AMERICAN GENERAL LIFE INSURANCE COMPANY
                      SEPARATE ACCOUNT D ("REGISTRANT")
                    FILE NOS:  333-40637 AND 811-2441
                    CIK NO. 0000089031
                    ------------------


Dear Ladies and Gentlemen:

     I am writing this letter as Associate General Counsel of American General Life Companies and counsel to American General Life Insurance Company, as the depositor of the Registrant and on behalf of the Registrant.

     Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-4 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

     Registrant hereby certifies that:

     (1) the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

     (2) the Amendment, which is designated as Post-Effective Amendment No. 3 under the 1933 Act and as Amendment No.73 under the Investment Company Act of 1940, was filed electronically on March 30, 1999.

     Please direct any inquiry regarding the foregoing to the undersigned at
(713) 831-8471.

                                    Very truly yours,

                                    /s/ PAULETTA P. COHN
                                    -------------------------------